Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

	Indefinite lived		Definite lived
	Licenses	Internal development costs	Internal development costs	Licenses	Software	Total
Cost
January 1, 2021	11,144	—	—	—	168	11,312
Additions	2,293	631	—	600	14	3,538
Transfers	(452)	—	—	452	(6)	(6)
December 31, 2021	12,985	631	—	1,052	176	14,844
Additions	695	323	—	—	110	1,128
Transfers	—	(954)	954	—	—	—
Exchange difference	—	—	—	—	(8)	(8)
December 31, 2022	13,680	—	954	1,052	278	15,964

Accumulated amortization
January 1, 2021	(1,069)	—	—	—	(64)	(1,133)
Amortization charge	—	—	—	(50)	(79)	(129)
December 31, 2021	(1,069)	—	—	(50)	(143)	(1,262)
Amortization charge	—	—	—	(75)	(43)	(118)
Impairment charge	(226)	—	—	—	—	(226)
Exchange difference	—	—	—	—	2	2
December 31, 2022	(1,295)	—	—	(125)	(184)	(1,604)

Net book amount
December 31, 2021	11,916	631	—	1,002	33	13,582
December 31, 2022	12,385	—	954	927	94	14,360
Amortization and impairment of intangible assets have been charged to the following categories in the consolidated statement of operation:

(in KUSD)	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Cost of product sales	75	50	—
R&D expenses	255	12	230
G&A expenses	14	67	33
	344	129	263